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           [LETTERHEAD OF THE LAW OFFICES OF ROBERT A. GRAHAM, JR.]

                                October 24, 1996

VIA FACSIMILE

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Santa Barbara Group of Mutual Funds
          -----------------------------------
          File No. 33-56546
          -----------------

Dear Sirs:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, we hereby certify on behalf of Santa Barbara Group of Mutual Funds (the "Fund"), that the form of Prospectus and Statement of Additional Information for the Fund's separate investment series, the Starbuck Tisdale Growth and Income Fund, that would have been filed under Rule 497 (c), do not differ from those contained in Pre-Effective Amendment No. 5 which was filed on October 15, 1996. The text of Pre-Effective Amendment No. 5 was filed electronically.

                              Sincerely,

                              /s/ Robert A. Graham, Jr.

                              Robert A. Graham, Jr.

RAG/jp